Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related party transactions [Abstract]
Amounts Due From/To Related Parties

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Advance to Mr. Chen (Note i)	—	84
Advance to Mr. Ko (Note i)	56	470
Advance to Mr. Guan (Note i)	—	261
Advance to Mr. Zou (Note i)	—	307
Due from Tianren Hudong (Note ii)	—	1,390
Due from Beintoo China (Note ii)	—	1,105
Due from Tencent (Note iii)	—	12,660

	56	16,277

Due to Mr. Chen	(196)	—
Due to Guangzhou Grape (iv)	—	(6,000)
Due to Tianren Hudong (iv)	—	(4,000)
Due to Ultimate Lenovo Limited (v)	(8,683)	(8,706)
	(8,879)	(18,706)